Lease Commitments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Twelve month periods ending
Lease commitments - short term	$ 44,333	$ 65,837
Lease commitments - long term	356,840	$ 540,925
Capital Lease Obligations
Twelve month periods ending
June 30, 2020	60,245
June 30, 2021	58,150
June 30, 2022	56,770
June 30, 2023	74,736
June 30, 2024	119,562
June 30, 2025 and thereafter	89,059
Total bareboat lease minimum payments	458,522
Unamortized debt issuance costs	3,404
Total bareboat lease minimum payments, net	455,118
Excluding bareboat lease interest	$ 53,945